Common and Preferred Stock, Additional Paid-In Capital and Dividends, Equity Distribution Agreement (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Apr. 15, 2022
Equity Distribution Agreement [Abstract]
Proceeds from issuance of common stock		$ 13,562	$ 22,718	$ 0
ATM [Member]
Equity Distribution Agreement [Abstract]
Common stock that can be sold under ATM					$ 19,700
Percentage fee charged by Maxim under ATM	2.00%		2.00%
Proceeds from issuance of common stock	$ 2,025
Common shares issued (in shares)	10,786
Expenses related to equity distribution agreement	$ 81